Intangible Assets, Net and Goodwill - Schedule of Identifiable Intangibles (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible assets Gross	$ 2,131,938	$ 2,131,938
Less - Accumulated amortization	(1,861,817)	(1,442,787)
Intangible assets net	270,121	689,151
Patents and Developed Technology [Member]
Intangible assets Gross	1,775,438	1,775,438
Trade Names [Member]
Intangible assets Gross	330,000	330,000
Other Intangible [Member]
Intangible assets Gross	$ 26,500	$ 26,500